Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 830,159	$ 115,886	¥ 779,931
Restricted cash	21,065	2,941	160
Short-term investments	189,697	26,481	246,195
Accounts receivable, net	45,893	6,406	16,676
Inventory, net	21,461	2,996	6,345
Prepayments and other current assets	202,899	28,322	275,549
Total current assets	1,312,751	183,252	1,329,344
Non-current assets:
Property and equipment, net	11,292	1,576	6,569
Intangible assets, net	65,938	9,205
Long-term investments	59,066	8,245	9,010
Operating lease right-of-use assets	19,898	2,778	58,889
Deferred tax assets			847
Goodwill	187,598	26,188
Other non-current assets	4,976	695	21,360
Total non-current assets	348,768	48,687	96,675
TOTAL ASSETS	1,661,519	231,939	1,426,019
Current liabilities:
Short-term Borrowings (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil as of both June 30, 2024 and 2025)	11,100	1,550
Accounts payables (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB61,888 and RMB29,390 as of June 30, 2024 and 2025, respectively)	48,694	6,797	62,066
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB151,918 and RMB83,819 as of June 30,2024 and 2025, respectively)	151,806	21,191	190,508
Income tax payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB9,642 and RMB21,992 as of June 30, 2024 and 2025, respectively)	31,440	4,389	20,399
Contract liabilities, current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB380,548 and RMB235,376 as of June 30, 2024 and 2025, respectively)	238,090	33,236	385,227
Advance from customers (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB159,806 and RMB109,013 as of June 30, 2024 and 2025, respectively)	113,134	15,793	162,257
Operating lease liabilities, current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB23,782 and RMB6,400 as of June 30, 2024 and 2025, respectively)	16,428	2,293	49,099
Total current liabilities	614,013	85,713	869,556
Non-current liabilities:
Contract liabilities, non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB11,365 and RMB35,485 as of June 30, 2024 and 2025, respectively)	35,485	4,954	11,365
Operating lease liabilities, non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB6,317 and RMB2,076 as of June 30, 2024 and 2025, respectively)	7,016	979	16,989
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB29 as of June 30, 2024 and 2025, respectively)	72,042	10,057	11,625
Total non-current liabilities	114,543	15,990	39,979
TOTAL LIABILITIES	728,556	101,703	909,535
Commitments and contingencies
MEZZANINE EQUITY
Non-controlling interests with liquidation preferences	40,999	5,723
SHAREHOLDERS’ EQUITY
Treasury stock	(49,054)	(6,848)	(109,257)
Additional paid-in capital	1,066,860	148,928	1,192,474
Accumulated other comprehensive income	16,507	2,304	17,313
Accumulative deficit	(225,431)	(31,469)	(584,161)
TOTAL QUANTASING GROUP LIMITED SHAREHOLDERS’ EQUITY	808,997	112,931	516,484
Non-controlling interests	82,967	11,582
TOTAL SHAREHOLDERS’ EQUITY	891,964	124,513	516,484
TOTAL LIABILITIES, MEZZANINE EQUITY, AND SHAREHOLDERS’ EQUITY	1,661,519	231,939	1,426,019
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	81	11	81
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	34	5	34
Related Party
Current assets:
Amounts due from related parties	1,577	220	4,488
Current liabilities:
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil as of both June 30, 2024 and 2025)	¥ 3,321	$ 464